Related Party Transactions (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended
	May 05, 2025	Apr. 04, 2025	Jan. 10, 2025	Aug. 22, 2024	Aug. 22, 2024	Oct. 31, 2025	Jan. 31, 2025	Oct. 31, 2025	Apr. 28, 2025	Aug. 13, 2024
Related Party Transaction [Line Items]
Founder Shares issued						2,875,000	2,875,000	2,875,000
Founder Shares outstanding						2,875,000	2,875,000	2,875,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period							375,000	375,000
Debt Instrument, Face Amount				$ 200,000	$ 200,000				$ 500,000
Outstanding loan balance						$ 0	$ 200,000	$ 0
Administrative Fees Expense					$ 15,000			15,000
Monthly fee		$ 20,000	$ 20,000
Due to related party						10,000		10,000		$ 250,000
Retainer payments										100,000
Legal fee			$ 100,000			60,000	100,000	100,000
Working capital loans								1,500,000
Borrowings						0	$ 0	0
Payment to sponsor						60,000		105,806
Prepaid expenses						5,806		5,806
Retainer fee										50,000
Initial filing fee										50,000
Outstanding balance								350,000
Flat fee								10,000
Prepaid Expense and Other Assets						80,000		80,000
Accrued expenses						$ 20,000		$ 20,000
Related party transactions description	On May 5, 2025, the Company engaged Celine to represent it in all corporate and securities compliance matters in connection with its initial business combination and agrees to pay the following fees: (i) an initial retainer fee of $50,000; (ii) $50,000 upon execution of the Business Combination Agreement (BCA) related to the SPAC merger; (iii) $50,000 upon filing Form F-4 with the SEC; (iv) $50,000 upon receipt of SEC comments and providing corresponding responses; and (v) an closing fee of $50,000. As of October 31, 2025, the Company incurred $150,000 in legal fees, of which $100,000 was paid and $50,000 was included in the accrued expenses on the accompanying unaudited condensed balance sheets as of October 31, 2025.
Mr Hui Chen [Member]
Related Party Transaction [Line Items]
Due to related party										$ 350,000
Founder [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues				2,875,000
Stock Issued During Period, Value, New Issues				$ 25,000
Shares Issued, Price Per Share				$ 0.0087	$ 0.0087